Related Party Transactions - Affiliated Financing Agreements (Details) (USD $)	12 Months Ended										12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Apr. 20, 2012	Dec. 31, 2006 Loan Agreement 1, 2006	Dec. 31, 2006 Loan Agreement 2, 2006	Dec. 31, 2008 Loan Agreement 1, 2008	Dec. 31, 2008 Loan Agreement 2, 2008	Dec. 31, 2000 Loan Agreement, 2000	Dec. 31, 2012 ING V Facility Loan Agreement	Dec. 31, 2011 ING V Facility Loan Agreement	Dec. 31, 2010 ING V Facility Loan Agreement	Dec. 31, 2012 ING V Notes Payable Loan Agreement, 2007	Dec. 31, 2011 ING V Notes Payable Loan Agreement, 2007	Dec. 31, 2010 ING V Notes Payable Loan Agreement, 2007	Dec. 31, 2007 ING V Notes Payable Loan Agreement, 2007	Dec. 31, 2010 ING V Notes Payable Loan Agreement 1, 2006	Dec. 31, 2006 ING V Notes Payable Loan Agreement 1, 2006	Dec. 31, 2010 ING V Notes Payable Loan Agreement 2, 2006	Dec. 31, 2006 ING V Notes Payable Loan Agreement 2, 2006	Dec. 31, 2010 ING V Notes Payable Loan Agreement 1, 2008	Dec. 31, 2008 ING V Notes Payable Loan Agreement 1, 2008	Dec. 31, 2010 ING V Notes Payable Loan Agreement 2, 2008	Dec. 31, 2008 ING V Notes Payable Loan Agreement 2, 2008	Dec. 31, 2010 ING V Notes Payable Loan Agreement, 2000	Dec. 31, 2000 ING V Notes Payable Loan Agreement, 2000
Debt Instrument [Line Items]
Interest expense											$ 0	$ 32,100,000	$ 32,900,000	$ 12,500,000	$ 1,800,000	$ 1,900,000		$ 1,700,000		$ 1,700,000		$ 2,800,000		$ 2,500,000		$ 64,300,000
Proceeds from additional debt borrowings												263,000,000
Borrowings contributed by affiliate												4,000,000,000
Borrowings contributed by affiliate, fair value												4,000,000,000
Debt instrument, face amount					5,000,000,000												500,000,000.0		500,000,000.0		500,000,000.0		1,000,000,000.0		1,000,000,000.0		1,020,000,000.0
Long-term debt	4,043,700,000	1,843,100,000		3,758,000,000										500,000,000	500,000,000
Variable rate basis, term														3 months
Description of variable rate basis														LIBOR
Accrued interest														1,700,000	400,000
Fixed rate on notes	2.25%					6.199%	6.249%	4.99%	4.517%	6.39%
Loss on debt extinguishment	$ 0	$ 0	$ 108,300,000															$ 12,000,000		$ 13,300,000		$ 49,800,000		$ 33,200,000